JPMorgan Equity Index Fund Expense Example - R6 Shares [Member] - JPMorgan Equity Index Fund - Class R6	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	61
Expense Example, with Redemption, 10 Years	$ 147